Investment Strategy - Popular High Grade Fixed-Income Fund	Oct. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

Under normal conditions, at least 90% of the Fund’s total assets will be invested in fixed-income securities that are rated, at the time of purchase, within the highest rating category by a nationally recognized rating organization, or, if not rated, are considered by the Adviser to be of comparable credit quality. The Fund may invest up to 10% of its total assets in securities which are rated below investment grade (also known as “junk bonds”) or, if unrated, are considered by the Adviser to be of comparable credit quality. For these purposes a security “below investment grade”

means a security for which the highest credit rating from any of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings, a Division of S&P Global Inc. (“S&P”) or Fitch Ratings (“Fitch”) does not satisfy one of the following criteria (i) “BBB” or higher by S&P, (ii) “Baa3” or higher by Moody’s, (iii) “BBB” or higher by Fitch.

Under normal circumstances, the Fund will invest up to 80% of its total assets in fixed-income securities of issuers located in the United States of America (the “U.S.”) that are rated, at the time of purchase, within the highest rating category by one or more nationally recognized statistical rating organizations or are deemed of comparable quality by the Adviser, and that may or may not be exempt from Puerto Rico income tax pursuant to the Puerto Rico Internal Revenue Code of 2011, as amended (“PR Code”). At least 20% of the Fund’s assets will be invested in debt securities issued, or otherwise secured, by Puerto Rico issuers or assets located in Puerto Rico (“Puerto Rico Assets”).

The Fund will principally invest in the following types of securities:

●	U.S. government agency obligations (“U.S. Government Obligations”), which are notes, bonds, and discount notes issued or guaranteed by U.S. federal government agencies or instrumentalities, as well as U.S. government-sponsored enterprises, including the Federal Home Loan Bank, Federal Farm Credit Bank, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”);

●	Mortgage-backed securities backed by mortgage loans on real property located in any state, territory or possession of the U.S. such as GNMA, FNMA, and FHLMC mortgage-backed securities;

●	U.S. corporate bonds (“U.S. Corporate Bonds”), which are non-government debt securities issued by privately and publicly owned corporations;

●	Non-convertible preferred stock issued by U.S. entities; and

●	Any other securities issued by U.S. issuers, consistent with the Fund’s investment objectives and policies.

The Fund may invest in securities of any maturity. The average maturity of the Fund’s portfolio will vary based on the Adviser’s assessment of economic and market conditions.

The Fund intends to increase the amounts available for investment through borrowings, which shall not at any time exceed 33 1⁄3% of the Fund’s total assets.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is designed solely for Puerto Rico Investors (as defined in the section entitled “Taxation” below). The tax treatment of this Fund differs from that typically accorded to other investment companies registered under the 1940 Act that qualify as regulated investment companies (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “U.S. Code”). The Fund does not intend to qualify as a RIC and non-Puerto Rico Investors may suffer adverse consequences as a result.